Benefit Obligations (Schedule of Pension Plans with Projected Benefit Obligations in Excess of Plan Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Projected benefit obligation	$ 3,986	$ 3,540
Fair value of plan assets	$ 2,657	$ 2,314